S000000884 [Member] Expense Example - Wasatch International Opportunities Fund	Sep. 30, 2025 USD ($)
Investor Class shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 198
Expense Example, with Redemption, 3 Years	674
Expense Example, with Redemption, 5 Years	1,178
Expense Example, with Redemption, 10 Years	2,562
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	1,184
Expense Example, with Redemption, 10 Years	$ 2,596